Condensed Consolidated Balance Sheets (Parenthetical) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts receivable	R$ 1,781,307	R$ 1,342,211	R$ 1,342,211
Preferred shares, par value
Preferred shares, authorized	157,727,000	157,727,000	157,727,000
Preferred shares, issued	155,915,000	155,915,000	155,915,000
Preferred shares, outstanding	155,915,000	155,915,000	155,915,000
Common shares, par value
Common shares, authorized	668,034,000	668,034,000	668,034,000
Common shares, issued	519,752,000	519,752,000	519,752,000
Common shares, outstanding	519,752,000	519,752,000	519,752,000
Prepaid expenses	R$ 1,478,517	R$ 307,162	R$ 293,689
ASC 606
Prepaid expenses	R$ 848,000